Amounts Due from/(to) Related Parties (Tables)	12 Months Ended
Mar. 31, 2026
Amounts Due from/(to) Related Parties [Abstract]
Schedule of Amounts Due from/(to) Related Parties
		As of March 31,
Name of related parties	Relationship	2026	2025
		US$	US$
K-Mark Industrial Limited	Related company with common directors and shareholders	(498)	(503)
Bright Forward Technology Limited	Related company with common directors and shareholders	(175,655)	(446,519)
		(176,153)	(47,022)

	As of March 31,
	2026	2025
	US$	US$
Representing:
Amounts due to related parties	(176,153)	(47,022)
	(176,153)	(47,022)